Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Financing On February 1, 2018, the Company retired a $38.5 million mortgage associated with Highlands of West Village. The mortgage was scheduled to mature in May 2018.